UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: September 30, 2006
                                                         ------------------

          Check here if Amendment [  ]; Amendment Number:
                                                         ----------------

                        This Amendment (Check only one):

                              [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:                  Thomas W. Smith
                           -----------------------------------------------------
    Address:               323 Railroad Avenue   Greenwich  CT        06830
                           -----------------------------------------------------
                           (Street)              (City)     (State)   (Zip)

    Form 13F File Number:  028-04481

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

    Name:      Thomas W. Smith
    Title:     Investment Manager
    Phone:     203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

         November 14, 2006
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers:           1
                                           ---

Form 13F Information Table Entry Total:      32
                                           ----

Form 13F Information Table Value Total:      $1,390,777 (thousands)
                                           -------------

List of Other Included Managers:

No.     Form 13F File No.:              Name:
---     ------------------              -----

01      028-10290                       Scott J. Vassalluzzo
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                                       -2-

FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/   SH/ PUT/  INVSTMT   OTHER          VOTING AUTHORITY
           NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN CALL  DSCRETN  MANAGERS     SOLE   SHARED  NONE
           --------------      --------------    -----     --------   -------   --- ----  -------  --------     ----   ------  ----
AMERICA'S CAR-MART INC.             COM        03062T105        15        900 SH            Sole                 900
AMERICA'S CAR-MART INC.             COM        03062T105      7423     451250 SH            Other      01     451250
COMMERCE BANCORP, INC.              COM        200519106     19596     533810 SH            Sole              533810
COMMERCE BANCORP, INC.              COM        200519106    113616    3094950 SH            Other      01    3094950
COPART, INC.                        COM        217204106     20523     728019 SH            Sole              728019
COPART, INC.                        COM        217204106    103761    3680782 SH            Other      01    3680782
CREDIT ACCEPTANCE CORP.             COM        225310101     14424     485967 SH            Sole              485967
CREDIT ACCEPTANCE CORP.             COM        225310101    116988    3941658 SH            Other      01    3941658
HOUSEVALUES INC.                    COM        44183Y102       800     137040 SH            Sole              137040
HOUSEVALUES INC.                    COM        44183Y102     12152    2080800 SH            Other      01    2080800
IRON MOUNTAIN, INC.                 COM        462846106      5248     122224 SH            Sole              122224
IRON MOUNTAIN, INC.                 COM        462846106    100505    2340599 SH            Other      01    2340599
LAUREATE EDUCATION INC.             COM        518613104      8920     186380 SH            Sole              186380
LAUREATE EDUCATION INC.             COM        518613104     54584    1140483 SH            Other      01    1140483
LIFE TIME FITNESS, INC.             COM        53217R207      8316     179645 SH            Sole              179645
LIFE TIME FITNESS, INC.             COM        53217R207     34815     752100 SH            Other      01     752100
MOBILE MINI, INC.                   COM        60740F105       872      30680 SH            Sole               30680
MOBILE MINI, INC.                   COM        60740F105     37320    1313616 SH            Other      01    1313616
PRE-PAID LEGAL SERVICES, INC.       COM        740065107     12977     327130 SH            Sole              327130
PRE-PAID LEGAL SERVICES, INC.       COM        740065107    106611    2687437 SH            Other      01    2687437
SCP POOL CORPORATION                COM        784028102       627      16289 SH            Sole               16289
SEI INVESTMENTS CO                  COM        784117103     44351     789296 SH            Sole              789296
SEI INVESTMENTS CO                  COM        784117103    301769    5370516 SH            Other      01    5370516
STAPLES INC.                        COM        855030102       669      27500 SH            Sole               27500
TRACTOR SUPPLY CO.                  COM        892356106      6622     137225 SH            Sole              137225
TRACTOR SUPPLY CO.                  COM        892356106     67343    1395411 SH            Other      01    1395411
VERTRUE INCORPORATED                COM        92534N101      7029     178753 SH            Sole              178753
VERTRUE INCORPORATED                COM        92534N101     51113    1299928 SH            Other      01    1299928
W HOLDING COMPANY INC.              COM        929251106      8774    1484524 SH            Sole             1484524
W HOLDING COMPANY INC.              COM        929251106     35164    5949969 SH            Other      01    5949969
WORLD ACCEPTANCE CORP.              COM        981419104      5753     130800 SH            Sole              130800
WORLD ACCEPTANCE CORP.              COM        981419104     82099    1866741 SH            Other      01    1866741